SUPPLEMENT DATED JULY 1, 2002
           TO THE PROSPECTUS DATED FEBRUARY 1, 2002
                   SUMMIT MUTUAL FUNDS, INC.

                      SUMMIT APEX SERIES

                  "12b-1" CLASSES OF SHARES

     Summit Mutual Funds, Inc. ("Company") has established three new classes of shares that are subject to a Distribution and Shareholder Service Plan approved by the Company's Board of Directors on March 1, 2002. The three classes of shares are:

     1)  Everest Fund Class F
     2)  Nasdaq-100 Index Fund Class F
     3)  Total Social Impact Fund Class F (each a
         "Distribution Plan Class" or "Fund")

     Each Distribution Plan Class pays the Company's
Distributor, Carillon Investments, Inc., a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Distribution Plan Class shares. The fee will not exceed, on an annual basis, 0.25% of the average daily net asset value of each Distribution
Plan Class. Because the fee is paid out of the assets or income of the Distribution Plan Class on an ongoing basis, over time, the fee will increase the cost and reduce the return of an investment.

     Except as set forth in this Supplement, all of the provisions in the Prospectus applicable to the Everest
Fund, Nasdaq-100 Index Fund and Total Social Impact Fund also apply to the Everest Fund Class F, Nasdaq-100 Index
Fund Class F and Total Social Impact Fund Class F, respectively.

                   FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a Distribution Plan Class.
All expense ratios are adjusted for current expenses.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                                         Distribution
                                              and                   Total
                                            Service               Annual Fund
                                Management  (12b-1)    Other      Operating
                                  Fees       Fees     Expenses     Expenses
                                ---------------------------------------------
Everest Fund Class F               .64%       .25%       .26%        1.15%
Nasdaq-100 Index Fund Class F      .35%       .25%       .30%         .90%*
Total Social Impact Fund Class F   .45%       .25%       .30%        1.00%*

* Total Annual Fund Operating Expenses in excess of 1.00% for the Total Social Impact Fund Class F and in excess of ..90% for the Nasdaq-100 Index Fund Class F are paid by the investment adviser.



Example
This Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year  3 Years  5 Years  10 Years
Everest Fund Class F                $118     $367      NA       NA
Nasdaq-100 Index Fund Class F       $ 92     $288      NA       NA
Total Social Impact Fund Class F    $103     $320      NA       NA



SMFI 514 APEX 7/02


                 SUPPLEMENT DATED JULY 1, 2002
           TO THE STATEMENT OF ADDITIONAL INFORMATION
                     DATED FEBRUARY 1, 2002
                    SUMMIT MUTUAL FUNDS, INC.

                       SUMMIT APEX SERIES

                    "12b-1" CLASSES OF SHARES


     Summit Mutual Funds, Inc. ("Company") has established three new classes of shares that are subject to a Distribution and Shareholder Service Plan approved by the Company's Board of Directors on March 1, 2002. The three classes of shares are:

     1)  Everest Fund Class F
     2)  Nasdaq-100 Index Fund Class F
     3)  Total Social Impact Fund Class F (each a
         "Distribution Plan Class" or "Fund")

     Each Distribution Plan Class pays the Company's
Distributor, Carillon Investments, Inc., a fee for payments the Distributor makes to banks, financial planners, retirement plan service providers, broker/dealers and other institutions for distribution assistance and/or shareholder services in connection with the Distribution Plan Class shares. The fee will not exceed, on an annual basis, 0.25% of the average daily net asset value of each Distribution
Plan Class. Because the fee is paid out of the assets or income of the Distribution Plan Class on an ongoing basis, over time, the fee will increase the cost and reduce the return of an investment.

     Except as set forth in this Supplement, all of the provisions in the Statement of Additional Information applicable to the Everest Fund, Nasdaq-100 Index Fund and
Total Social Impact Fund also apply to the Everest Fund
Class F, Nasdaq-100 Index Fund Class F and Total Social
Impact Fund Class F, respectively.

     The Capital Stock section on page 40 of the Statement of Additional Information is revised to reflect that with the addition of the three Distribution Plan Classes, Summit
Mutual Funds is a series fund with twenty-nine classes of shares. Also, the authorized capital stock of Summit
Mutual Funds now consists of 760,000,000 shares of common stock, par value ten cents ($0.10) per share. Each
Distribution Plan Class has 20,000,000 shares of authorized capital stock.


SMFI 515 SAI-APEX 7/02